UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series N Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Bond Allocation

Target Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,

Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 09/30/2008

Item 1 – Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

Blackrock Bond Allocation Target Shares
SEMI-ANNUAL REPORT | SEPTEMBER 30, 2008 (UNAUDITED)

Series N Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(10.87)%	(21.98)%
Small cap U.S. equities (Russell 2000 Index)	(0.54)%	(14.48)%
International equities (MSCI Europe, Australasia, Far East Index)	(22.35)%	(30.50)%
Fixed income (Barclays Capital U.S. Aggregate Index)*	(1.50)%	3.65%
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*	(2.59)%	(1.87)%
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*	(6.77)%	(10.51)%

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return underperformed its benchmark for the six-month period. (The Barclays Capital Municipal Bond Index is the de facto benchmark used for fund reporting purposes. Because an investment in the BATS Series N Portfolio represents only a portion of a client’s investment in a broader fixed income account, comparisons of the Portfolio’s performance to that of the benchmark typically will not be meaningful. The fund is part of a broader strategy.)

What factors influenced performance?

•

Events experienced over the past six months in the financial markets have been unprecedented, fueling extreme levels of volatility and technical dislocation. This was exacerbated in the final three months of the period, but municipal bonds were still on pace to post strong third-quarter performance until September. Funding difficulties and fundamental problems in the broader market led to challenges for tax-exempt funding and forced many investors to de-lever tax-exempt bond programs. In this turbulent environment, yields on municipal securities (which move opposite of prices) rose, the yield curve steepened and the benchmark Barclays Capital Municipal Bond Index finished down 3.2% in September — the worst month recorded in at least two decades.

•

Few municipal sectors were immune to the extreme dislocation during the last few months, and only cash reserves maintained their value. The Portfolio did hold a small percentage of assets in weekly variable rate demand notes (VRDNs) that had double-digit coupons (yields). These assets accrue interest daily and may be redeemed once per week at face value.

•

The Portfolio’s overweight in lower-grade, yield-oriented paper detracted from performance as credit spreads widened. Hedging activity in the swap markets was also ineffective, as market dislocation caused an unusually poor correlation between the derivative markets and the municipal cash market where the Portfolio invests.

Describe recent Portfolio activity.

•	Due to the abbreviated reporting period, there was very little activity outside of the initial investment of funds in the municipal cash market.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio holds a cash equivalent reserve of more than 10% of its total assets in a combination of tax-free money market assets and weekly VRDNs. Market dislocations have created a municipal environment in which coupons on new issues are topping 6% for the first time in several years. The Portfolio’s cash reserve provides it with the flexibility needed to reinvest in these attractive new issues.

•

At period-end, a majority of the Portfolio’s holdings are priced at a discount to par (i.e., their current market values are below the face value of the issues), making the Portfolio’s duration longer than that of the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of September 30, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	41%
AA	17
A	13
BB	15
BBB	13
Unrated	1

Ten Largest States	Percent of Long-Term Investments
Florida	24%
Louisiana	10
Michigan	9
Illinois	9
Pennsylvania	7
Texas	7
Virginia	5
California	5
Wyoming	5
North Carolina	5

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

Although the credit quality allocations and states listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

4	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Total Return Based on a $10,000 Investment

1	The Portfolio will primarily invest its assets in municipal bonds, the interest on which the management team believes is exempt from regular federal income tax.

2	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

3	Commencement of operations.

Performance Summary for the Period Ended September 30, 2008

Total Returns Since Inception[4,5]
Series N Portfolio	(5.89)%
Barclays Capital Municipal Bond Index	(2.35)

4	See “About Portfolio’s Performance” on page 6 for a detailed description of performance related information.

5	The Portfolio commenced operations on 4/1/08.

Past performance is not indicative of future results.

Expense Example

	Actual					Hypothetical[6]
	Beginning Account Value April 1, 2008	Ending Account Value (Including Interest Expense and Fees) September 30, 2008	Expenses Paid During the Period (Including Interest Expense and Fees) (4/01/08 - 9/30/08)[7]	Ending Account Value (Excluding Interest Expense and Fees) September 30, 2008	Expenses Paid During the Period (Excluding Interest Expense and Fees) (4/01/08 - 9/30/08)[8]	Beginning Account Value April 1, 2008	Ending Account Value (Including Interest Expense and Fees) September 30, 2008	Expenses Paid During the Period (Including Interest Expense and Fees) (4/01/08 - 9/30/08)[7]	Ending Account Value (Excluding Interest Expense and Fees) September 30, 2008	Expenses Paid During the Period (Excluding Interest Expense and Fees) (4/01/08 - 9/30/08)[8]
Series N Portfolio	$1,000.00	$941.11	$0.24	$941.11	$0	$1,000.00	$1,024.75	$0.25	$1,025.00	$0

6	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

7	For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses and interest expense, incurred by the Portfolio.

8	For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses and interest expense, incurred by the Portfolio.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	5

About Portfolio’s Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous pages assumes reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of the Portfolio. The Portfolio’s returns would have been lower if there were not such waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees and other Portfolio expenses. The expense example on the previous page (which are based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 2.4%
Pima County IDRB (Tucson Electric Power Co. Project) Series 2008A,
6.38%, 9/01/29	$250	$220,995

California — 4.9%
California Statewide Communities Development Authority RB (Sutter Health Project) Series 2004D,
5.05%, 8/15/38	500	455,580

Connecticut — 2.0%
Mashantucket Western Pequot Tribe RB Series 2006A,
5.50%, 9/01/36 (a)	250	191,145

Florida — 24.6%
Florida Housing Finance Corp. Homeowner Mortgage RB Series 2000-10,
5.50%, 7/01/17	400	403,480

Florida Housing Finance Corp. Homeowner Mortgage RB Series 2008-1 (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance),

6.00%, 7/01/39	500	469,375
Hillsborough County Aviation Authority RB (Tampa International Airport Project) Series 2008A (Assured Guaranty Ltd.),
5.50%, 10/01/38	500	440,310
Jacksonville Port Authority RB Series 2008 (Assured Guaranty Ltd.),
6.00%, 11/01/38	400	384,916
Miami-Dade County Aviation RB (Miami International Airport Project) Series 2008B (Assured Guaranty Ltd.),
5.00%, 10/01/28	400	370,888
Miami-Dade County School Board COP Series 2008B,
5.25%, 5/01/31	250	237,010

		2,305,979

Illinois — 9.1%
Illinois Finance Authority RB (Children’s Memorial Hospital Project) Series 2008A (Assured Guaranty Ltd.),
5.25%, 8/15/33	500	453,020
Illinois Finance Authority RB (Edward Hospital Obligated Group Project) Series 2008A (AMBAC Insurance),
6.25%, 2/01/33	400	397,484

		850,504

Kentucky — 2.1%
Kentucky Economic Development Finance Authority RB (Louisville Arena Project) Series 2008A-1 (Assured Guaranty Ltd. Insurance),
6.00%, 12/01/38	200	191,662

Louisiana — 9.9%
Louisiana Local Government Environmental Facilities and Community Development Authority RB (Westlake Chemical Corp. Project) Series 2007,
6.75%, 11/01/32	250	218,755
Louisiana Public Facilities Authority RB (Christus Health System Project) Series 2007C DN (MBIA Insurance, Landesbank Hessen-Thuringen SBPA),
9.75%, 7/01/47 (b)	500	500,000
St. John Baptist Parish RB (Marathon Oil Corp. Project) Series 2007A,
5.13%, 6/01/37	275	211,557

		930,312

Michigan — 9.5%
Advanced Technology Academy Public School Academy RB Series 2008,
6.00%, 11/01/37	200	176,170
Detroit Water Supply System RB Series 2005B (BHAC Insurance, FGIC Insurance),
5.50%, 7/01/35	500	485,640
Wayne County Airport Authority RB (Detroit Metropolitan Wayne County Airport Project) Series 2008A (Assured Guaranty Ltd.),
5.75%, 12/01/26	250	228,660

		890,470

Nevada — 2.0%
Clark County IDRB (Nevada Power Co. Project) Series 1995A,
5.60%, 10/01/30 (b)	250	188,558

New Jersey — 4.2%
New Jersey Health Care Facilities Financing Authority RB (St. Joseph’s Health Care System Project) Series 2008,
6.63%, 7/01/38	185	166,668
New Jersey Housing & Mortgage Finance Agency Single Family Housing RB Series 2008X,
5.38%, 4/01/30	250	226,233

		392,901

North Carolina — 4.6%
North Carolina Education Assistance Authority RB (Student Loan Project) Series 2005A-1 AMT DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility),
10.00%, 9/01/35 (b)	255	255,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.	AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bond
	COP	Certificate of Participation	PCRB	Pollution Control Revenue Bond
	DN	Demand Note	RB	Revenue Bond

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
North Carolina Medical Care Commission Health Care Facilities RB (Deerfield Project) Series 2008A,
6.00%, 11/01/33	$200	$179,310

		434,310

Pennsylvania — 7.1%
Allegheny County Hospital Development Authority RB (West Penn Allegheny Health System Project) Series 2007A,
5.00%, 11/15/13	250	225,460
Pennsylvania Economic Development Financing Authority Exempt Facilities RB (Reliant Energy Seward, LLC Project) Series 2002B,
6.75%, 12/01/36 (b)	250	218,935
Susquehanna Area Regional Airport Authority RB Series 2008A,
6.50%, 1/01/38	250	224,140

		668,535

Tennessee — 2.0%
Tennessee Energy Acquisition Corp. RB (Gas Project) Series 2006A,
5.25%, 9/01/26	250	191,580

Texas — 6.7%
Brazos River Authority PCRB (TXU Electric Co. Project) Series 2001A,
8.25%, 10/01/30	150	145,426
North Texas Tollway Authority RB Series 2008F,
6.13%, 1/01/31	300	287,844
Texas Public Finance Authority Charter School Finance Corp. RB (KIPP, Inc. Project) Series 2006A (ACA Insurance),
5.00%, 2/15/28	250	194,295

		627,565

Wyoming — 4.9%
Wyoming Municipal Power Agency Supply System RB Series 2008A,
5.50%, 1/01/38	500	454,205

Total Municipal Bonds — 96.0%		8,994,301

Municipal Bonds Transferred to Tender Option Bond Trust(c)
Virginia — 5.1%
University of Virginia RB Municipal Trust Receipts Floaters Series 2008X-2761,
5.00%, 6/01/40	500	480,958

Total Long-Term Investments (Cost — $10,267,761) — 101.1%		9,475,259

	Shares
Short-Term Security
Wilmington Tax-Free Money Market Fund, 3.60% (d)
(Cost — $110,910) — 1.2%	110,910	110,910

Total Investments (Cost — $10,378,671*) — 102.3%		9,586,169
Other Assets in Excess of Liabilities — 1.4%		128,800
Liability for Trust Certificates, Including Interest and Fees
Payable — (3.7)%		(343,808)

Net Assets — 100.0%		$9,371,161

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,043,671

Gross unrealized appreciation	—
Gross unrealized depreciation	(792,502)

Net unrealized depreciation	$(792,502)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(d)	Represents current yield as of report date.

•	Swaps outstanding as of September 30, 2008 were as follows:

	Notional Amount	Unrealized Appreciation
Pay a fixed rate of 3.369% and receive a floating rate based on 4 Month USD LIBOR
JP Morgan Chase
Expires, September 2018	$515,000	$5,075

See Notes to Financial Statements.

8	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Schedule of Investments (concluded)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
Level 1	$110,910	$—
Level 2	9,475,259	5,075
Level 3	—	—

Total	$9,586,169	$5,075

**	Other financial instruments are swap contracts.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	9

Statement of Assets and Liabilities

September 30, 2008 (Unaudited)
Assets
Investments at value - unaffiliated (cost - $10,378,671)	$9,586,169
Unrealized appreciation on interest rate swaps	5,075
Interest receivable	143,834
Receivable from advisor	15,467
Prepaid expenses	41,224

Total assets	9,791,769

Liabilities
Income dividends payable	48,988
Professional fees payable	21,580
Interest expense and fees payable	8,808
Other affiliates payable	4,623
Officer’s and Trustees’ fees payable	1,106
Other accrued expenses payable	503

Total accrued liabilities	85,608

Other Liabilities
Trust certificates[1]	335,000

Total Liabilities	420,608

Net Assets	$9,371,161

Net Assets Consist of
Paid-in capital	$10,199,785
Accumulated net realized loss	(41,197)
Net unrealized appreciation/depreciation	(787,427)

Net Assets	$9,371,161

Net Asset Value
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,019,820

Net Asset Value	$9.19

1	Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

10	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Statement of Operations

Period April 1, 2008[1] to September 30, 2008 (Unaudited)
Investment Income
Interest	$228,454
Dividends	11,600

Total investment income	240,054

Expenses
Organization and offering	38,734
Professional	37,624
Administration	9,730
Registration	8,015
Transfer agent	7,656
Officer and Trustees	2,171
Custodian	1,054
Printing	172
Miscellaneous	2,032

Total expenses excluding interest expense	107,188
Interest expense and fees[2]	2,680

Total expenses	109,868
Less expenses reimbursed by advisor	(107,188)

Total expenses after reimbursement	2,680

Net investment income	237,374

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(21,906)
Swaps	(19,291)

(41,197)

Net change in unrealized appreciation/depreciation on:
Investments	(792,502)
Swaps	5,075

(787,427)

Total realized and unrealized loss	(828,624)

Net Decrease in Net Assets Resulting from Operations	$(591,250)

1	Commencement of operations.

2	Related to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	11

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	Period April 1, 2008[1] to September 30, 2008 (Unaudited)
Operations
Net investment income	$237,374
Net realized loss	(41,197)
Net change in unrealized appreciation/depreciation	(787,427)

Net decrease in net assets resulting from operations	(591,250)

Dividends to Shareholders From
Net investment income	(237,374)

Capital Share Transactions
Shares sold	10,199,785

Net Assets
Total increase in net assets	9,371,161
Beginning of period	—

End of period	$9,371,161

1	Commencement of operations.

See Notes to Financial Statements.

12	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Financial Highlights

Period April 1, 2008[1] to September 30, 2008 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.23
Net realized and unrealized loss	(0.81)
Dividends from net investment income	(0.23)

Net asset value, end of period	$9.19

Total Investment Return
Based on net asset value[3]	(5.89)%

Ratios to Average Net Assets
Total expenses after reimbursement and excluding interest expense and fees[4,5]	0.00%

Total expenses after reimbursement[4]	0.05%

Total expenses[4,6]	1.80%

Net investment income[4]	4.72%

Supplemental Data
Net assets, end of period (000)	$9,371

Portfolio turnover	39%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.18%.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	13

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Bond Allocation Target Shares (the “Fund”) was organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2008, the Fund had 5 registered Portfolios. These financial statements relate to the Fund’s BlackRock Bond Allocation Target Shares Series N Portfolio (the “Portfolio”). The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Shares of the Portfolio are offered to separate account clients of the investment advisor or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Swap agreements are valued by quoted fair values received daily by the Portfolio’s pricing service or through brokers. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Swaps - The Portfolio may enter into swap agreements, in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any.

Interest rate swaps - Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Forward Commitments and When-Issued Delayed Delivery Securities: The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Portfolio will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Portfolio may leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. (Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Portfolio has contributed securities.) A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Portfolio include the right of the Portfolio (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Portfolio. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Portfolio, which typically invests the cash in additional municipal securities. The Portfolio’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the

14	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Notes to Financial Statements (Unaudited) (continued)

Portfolio’s Schedule of Investments and the proceeds from the transaction are reported as a liability of the Portfolio.

Interest income from the underlying municipal securities is recorded by the Portfolio on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Portfolio. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At September 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Interest Rate
Series N	$480,958	$335,000	7.03%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Portfolio’s investments in TOBs likely will adversely affect the Portfolio’s investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Portfolio’s net asset value per share.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Portfolio segregate assets in connection with certain investments (e.g., swaps) or certain borrowings, the Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Portfolio amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio’s financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

Recent Accounting Pronouncements: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Portfolio were expensed by the Portfolio and reimbursed by the advisor. Offering costs are amortized over a twelve month period beginning with the commencement of operations.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	15

Notes to Financial Statements (Unaudited) (concluded)

BlackRock, Inc. The Advisor does not receive direct compensation for its advisory services. The Advisor benefits from the Fund being an investment option in a wrap program for which affiliates of the Advisor receive fees. The Advisor is contractually obligated to pay expenses it incurs in providing advisory services to the Fund and will reimburse the Fund for all of its expenses, except extraordinary expenses and interest expense.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), formerly PFPC Inc., an indirect wholly-owned subsidiary of PNC, acts as administrator for the Fund. For these services, PNCGIS receives administration and accounting services fees computed daily and payable monthly, at the following annual rates: (a) for accounting services, (i) $12,000 for the Portfolio’s first $250 million in average daily net assets, $12,000 for the Portfolio’s next $500 million in average daily net assets and 0.0025% for the Portfolio’s average daily net assets in excess of $750 million, and (ii) $200 per Portfolio per month, plus $0.65 per cusip per day; (b) for administration services, 0.005% of the Portfolio’s average daily net assets; and (c) out-of-pocket expenses.

PFPC Trust Company, an indirect wholly-owned subsidiary of PNC, serves as custodian for the Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily assets of the Portfolio at the following annual rates: 0.005% of the first $400 million of average daily gross assets, 0.004% of the next $1.6 billion of average daily gross assets, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of the Portfolio.

Pursuant to the Transfer Agent Agreement, PNCGIS serves as the transfer and dividend disbursing agent for the Fund. For its services, PNCGIS receives an annual fee of $15,000, plus transaction fees, per account fees and disbursements.

As mentioned above, BlackRock will reimburse the Fund for all such administration, custodian and transfer agent services.

Pursuant to written agreements, certain affiliates provide the Portfolio with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period April 1, 2008 to September 30, 2008, the Portfolio incurred $4 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Certain officers and/or trustees of the Fund are officers and/or trustees/directors of BlackRock, Inc. or its affiliates. The Portfolio reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

For the period April 1, 2008 to September 30, 2008, purchases and sales of securities, excluding short-term securities, were $13,299,497 and $3,342,052, respectively.

4. Capital Shares Transactions:

Transactions in shares were as follows:

For the Period April 1, 2008 to September 30, 2008
Series N	Shares
Shares sold	1,019,820
Shares redeemed	—

Net increase	1,019,820

5. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Advisor, replaced BlackRock Distributors, Inc. as the distributor of the Fund.

16	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Series N Portfolio (the “Portfolio”) of BlackRock Bond Allocation Target Shares (the “Fund”) met in April and June 2008 to consider the approval of the Fund’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Advisor” or “BlackRock”), the Fund’s investment advisor. For simplicity, the Portfolio and the Fund are referred to herein as the “Fund.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

The Agreement

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the “Transaction”), the Fund entered into the Agreement with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreement’s initial two-year term, the Board is required to consider the continuation of the Fund’s Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreement, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution, if applicable; (c) Fund operating expenses, if applicable; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreement

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreement. At an in-person meeting held on June 5-6, 2008, the Fund’s Board, including the Independent Trustees, unanimously approved the continuation of the Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009. In considering the approval of the Agreement, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5-6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information on the profitability of the Agreement to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (b) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (c) a report on economies of scale; and (d) sales and redemption data regarding the Fund’s shares. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	17

Disclosure of Investment Advisory Agreement

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Trustees, also reviewed and considered the performance history of the Fund. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Portfolio is a non-diversified investment that is available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios, and that Lipper, Inc. does not have a universe of comparable funds. There was discussion of the comparability of the Fund’s Peers. The Board considered BlackRock’s planned changes in its fixed-income organization.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund: The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee arrangement. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, if applicable, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that are expected by the Board.

The Board noted that BlackRock Advisors does not charge the Portfolio an advisory fee, although investors in the Portfolio will pay a fee to BlackRock or their managed account program sponsor. The Board further noted that BlackRock has agreed to contractually cap the total annual operating expenses, excluding certain expenses, of the Portfolio, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall

18	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement (concluded)

operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found that the Fund’s management fee arrangement is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	19

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Richard R. West, Member of the Audit Committee and Trustee

Donald C. Burke, Fund President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Fund

Howard B. Surloff, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, Inc.

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Portfolio

100 Bellevue Parkway

Wilmington, DE 19809

20	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

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Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Important Notice Regarding Delivery of Shareholder Documents

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

22	BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com/funds, by calling (800) 441-7762 or on SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N	SEPTEMBER 30, 2008	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATN-9/08-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a)–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1)–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)–	Certifications – Attached hereto

12(a)(3)–	Not Applicable

12(b)–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: November 24, 2008